Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 45,782	$ 66,428	$ 40,130
Finance lease right-of-use asset with carrying amount		103,998
Finance lease cash payment			$ 163,301
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Finance lease right-of-use asset with carrying amount	$ 65,077